Deferred Income Tax (Details) - Schedule of deferred income tax - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax (Details) - Schedule of deferred income tax [Line Items]
Deferred income tax asset	S/ 275,076	S/ 262,165
Deferred income tax liability	(97,367)	(102,907)
Deferred income tax asset, net	177,709	159,258
Up to 1 year [Member]
Deferred Income Tax (Details) - Schedule of deferred income tax [Line Items]
Deferred income tax asset	44,037	44,780
Deferred income tax liability	1,424	(1,261)
Later than one year [Member]
Deferred Income Tax (Details) - Schedule of deferred income tax [Line Items]
Deferred income tax asset	231,039	217,385
Deferred income tax liability	S/ (98,791)	S/ (101,646)